Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Disclosure of inventories [text block]

Inventories

Inventories are summarized as follows:

Philips Group

Inventories

in millions of EUR

2017 - 2018

	2017	2018
Raw materials and supplies	715	876
Work in process	358	366
Finished goods	1,280	1,432
Inventories	2,353	2,674

The write-down of inventories to net realizable value was EUR 159 million in 2018 (2017: EUR 150 million). The write-down is included in cost of sales.